Reverse Recapitalization (Details) - Schedule of Recapitalization - USD ($) $ in Thousands			12 Months Ended
		Sep. 29, 2023	Dec. 31, 2023	Dec. 31, 2022
Closing proceeds
Proceeds from issuance of common stock		$ 1,667	$ 1,668
Proceeds from issuance of PIPE warrants		10,210	10,210
Proceeds from issuance of senior convertible promissory notes with warrants		10,000	10,000
Closing disbursements
Less: Payment of Graf deferred underwriter fees		(1,250)	(1,250)
Less: Payment of Graf transaction costs at Closing	[1]	(7,456)
Less: Payment of Legacy NKGen transaction costs at Closing		(2,089)
Net cash proceeds from the Business Combination at Closing		9,661
Net cash proceeds from the Business Combination		7,572
Noncash activity
Conversion of legacy NKGen convertible promissory notes		18,913	18,913
Less: Operating liabilities assumed from Graf		(860)
Less: Unpaid transaction costs			(5,802)
Liability-classified instruments
Less: Fair value of PIPE warrants		(10,210)
Less: Fair value of forward purchase derivative liability		(20,201)
Less: Fair value of senior convertible promissory notes	[2]	(9,707)
Less: Fair value of private warrants		(1,841)
Less: Fair value of working capital warrants		(204)
Net equity impact of the Business Combination		(23,876)	$ (23,876)
Legacy NKGen [Member]
Closing disbursements
Less: Payment of Legacy NKGen transaction costs at Closing		(3,510)
Noncash activity
Less: Unpaid transaction costs		(1,938)
Graf Acquisition Partners IV LLC [Member]
Noncash activity
Less: Unpaid transaction costs	[1]	$ (5,400)

[1]	The Graf transaction costs includes a $4.0 million accrual related to a certain vendor to be paid in cash and common stock of $2.0 million each. At Closing, a cash payment of $1.3 million was disbursed to this vendor. The remaining $2.7 million amount was recognized as a component of the unpaid transaction costs assumed from Graf, of which $0.7 million represents a cash settlement obligation, and the remaining $2.0 million represents an obligation to issue a variable number of shares for a fixed monetary amount which was accounted for as a liability under ASC 480, Distinguishing Liabilities from Equity (“ASC 480”). Under ASC 480, the obligation to issue shares is not subsequently measured at fair value with changes recorded in earnings because the monetary amount is fixed.
[2]	Represents allocated fair value.